Segment Information - Narrative (Details)	6 Months Ended
Jun. 30, 2020 segment numberOfUndergoingConversion operational_flng
Segment Reporting [Abstract]
Number of Reportable Segments | segment	3
Number of operational FLNG | operational_flng	1
Number of undergoing conversions | numberOfUndergoingConversion	1